Lease Assets - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 01, 2019	Sep. 04, 2019	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Operating lease term	18 months
Right of use asset amortisation			$ 3,778
Interest expenses on lease			3,340
Lease term		62 months
Lease rent		$ 8,320
Repayment of lease liabilities			$ 5,100